Segment Reporting - Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue
Total Revenue	$ 797,148,640	$ 672,662,697	$ 552,526,182
Cost of sales
Total Cost of sales	(792,448,090)	(667,845,621)	(548,992,689)
Gross Profit
Total Gross Profit	4,700,550	4,817,076	3,533,493
Selling Expenses
Total Selling expense	(2,413,149)	(1,990,991)	(996,638)
General and Administrative Expenses
Total General and Administrative expense	(2,888,047)	(2,166,116)	(1,282,757)
Segment net income (loss):
Total Segment net income (loss)	(1,454,132)	2,509,643	2,087,694
Segment assets
Total Segment assets	138,967,733	89,695,076	74,910,810
Supply Chain Trading [Member]
Revenue
Total Revenue	797,148,640	672,662,697	552,526,182
Cost of sales
Total Cost of sales	(792,448,090)	(667,845,621)	(548,992,689)
Gross Profit
Total Gross Profit	4,700,550	4,817,076	3,533,493
Selling Expenses
Total Selling expense	(2,413,149)	(1,990,991)	(996,638)
General and Administrative Expenses
Total General and Administrative expense	(2,797,381)	(1,975,216)	(1,260,574)
Segment net income (loss):
Total Segment net income (loss)	(657,547)	524,108	2,115,366
Segment assets
Total Segment assets	62,568,559	56,594,581	63,890,462
Plastic manufacturing [Member]
Revenue
Total Revenue
Cost of sales
Total Cost of sales
Selling Expenses
Total Selling expense
General and Administrative Expenses
Total General and Administrative expense	(90,666)	(190,900)	(22,183)
Segment net income (loss):
Total Segment net income (loss)	(796,585)	1,985,535	(27,672)
Segment assets
Total Segment assets	119,394,316	69,648,271	28,121,843
Elimination of internal transaction [Member]
Revenue
Total Revenue
Cost of sales
Total Cost of sales
Gross Profit
Total Gross Profit
Segment net income (loss):
Total Segment net income (loss)
Segment assets
Total Segment assets	$ (42,995,142)	$ (36,547,776)	$ (17,101,495)